Shareholder Fees {- Fidelity® Capital Appreciation Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Capital Appreciation Fund K PRO-08 | Fidelity® Capital Appreciation Fund
Shareholder Fees:
(fees paid directly from your investment)	none